Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Parent Company
Balance Sheets

	December 31,
(in thousands, except share and per share amounts)	2013	2012
Assets
Cash	$10,308	$11,765
Investment in subsidiaries:
Banking subsidiary	235,329	239,305
Nonbanking subsidiaries	800	800
Other assets	40	54
Total assets	$246,477	$251,924
Liabilities
Long-term debt	$15,800	$15,800
Other liabilities	494	737
Total liabilities	16,294	16,537
Stockholders' Equity
Total stockholders' equity	230,183	235,387
Total liabilities and stockholders' equity	$246,477	$251,924

Statements of Operations

	Years Ended December 31,
(in thousands)	2013	2012	2011
Income
Interest income	$62	$95	$122
Debt prepayment charge	—	(140)	(75)
	62	(45)	47
Expenses
Interest expense	1,227	1,949	2,611
Other	556	1,441	2,293
	1,783	3,390	4,904
Loss before income tax benefit and equity in undistributed net income of subsidiaries	(1,721)	(3,435)	(4,857)
Income tax benefit	595	1,168	1,651
	(1,126)	(2,267)	(3,206)
Equity in undistributed net income of bank subsidiary	18,386	13,161	3,495
Net income	$17,260	$10,894	$289

Statements of Cash Flows

	Years Ended December 31,
(in thousands)	2013	2012	2011
Operating Activities
Net income	$17,260	$10,894	$289
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of financing costs	2	29	8
Stock-based compensation	948	1,082	1,250
Debt prepayment charge	—	140	75
(Decrease) increase in other liabilities	(243)	217	(108)
(Increase) decrease in other assets	(11)	2,625	1,990
Equity in undistributed net income of bank subsidiary	(18,386)	(13,161)	(3,495)
Net cash (used by) provided by operating activities	(430)	1,826	9
Investing Activities
Investment in bank subsidiary	(1,369)	(1,126)	(5,052)
Net cash used by investing activities	(1,369)	(1,126)	(5,052)
Financing Activities
Proceeds from common stock options exercised	304	—	—
Proceeds from issuance of common stock under stock purchase plan	67	44	3,802
Repayment of long-term debt	—	(8,540)	(5,275)
Tax benefit on exercise of stock options	51	—	—
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash provided by (used by) financing activities	342	(8,576)	(1,553)
Decrease in cash and cash equivalents	(1,457)	(7,876)	(6,596)
Cash and cash equivalents at beginning of the year	11,765	19,641	26,237
Cash and cash equivalents at end of year	$10,308	$11,765	$19,641